UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$130,417,442
Total Investments (Cost - $130,417,442) – 99.5%	130,417,442

Other Assets Less Liabilities – 0.5%	651,609
Net Assets – 100.0%	$131,069,051

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of July 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $130,417,442 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of July 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK INTERNATIONAL FUND	JULY 31, 2011	1

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 1.5%
OGX Petroleo e Gas Participacoes SA (a)	236,800	$1,974,288
Canada — 4.4%
Rogers Communications, Inc., Class B	80,101	3,058,333
Teck Resources Ltd., Class B	55,708	2,760,183
		5,818,516
China — 5.4%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	808,460	1,589,871
Focus Media Holding Ltd. - ADR (a)	70,445	2,316,936
Hengan International Group Co., Ltd.	196,500	1,706,349
VanceInfo Technologies, Inc. - ADR (a)	70,563	1,427,490
		7,040,646
Finland — 0.6%
Fortum OYJ	29,016	767,831
France — 9.1%
Sanofi	90,084	6,999,572
Schneider Electric SA	20,111	2,906,331
Societe Generale SA	38,965	1,928,751
		11,834,654
Germany — 1.9%
Daimler AG	34,233	2,481,739
Hong Kong — 2.7%
Lenovo Group Ltd.	2,510,000	1,592,920
Sands China Ltd. (a)	636,400	1,915,411
		3,508,331
Italy — 1.6%
Intesa Sanpaolo SpA	913,665	2,107,637
Japan — 10.5%
Makita Corp.	60,600	2,850,948
Mitsubishi Estate Co., Ltd.	90,000	1,613,904
Nidec Corp.	30,900	3,074,399
Nissan Motor Co., Ltd.	296,500	3,155,197
Nitto Denko Corp.	61,500	2,963,599
		13,658,047
Netherlands — 4.0%
Heineken NV	43,684	2,584,816
ING Groep NV CVA (a)	242,707	2,604,483
		5,189,299
Russia — 1.9%
Sberbank	359,951	1,318,141

Common Stocks	Shares	Value
Russia (concluded)
Sberbank	306,242	$1,121,458
		2,439,599
South Africa — 1.5%
MTN Group Ltd.	94,228	2,038,468
Spain — 3.0%
Telefonica SA	173,932	3,876,863
Sweden — 3.9%
Hennes & Mauritz AB, B Shares	78,050	2,668,492
Skandinaviska Enskilda Banken AB, Class A	317,318	2,414,937
		5,083,429
Switzerland — 10.0%
Julius Baer Group Ltd.	64,405	2,736,510
Novartis AG, Registered Shares	80,674	4,945,484
The Swatch Group Ltd., Bearer Shares	4,184	2,269,086
UBS AG (a)	187,594	3,096,903
		13,047,983
Taiwan — 1.5%
HTC Corp.	64,215	1,910,233
United Kingdom — 21.6%
BG Group Plc	110,112	2,596,061
Imperial Tobacco Group Plc	150,711	5,217,087
Lloyds TSB Group Plc (a)	3,280,674	2,317,496
Man Group Plc	703,751	2,560,918
Reckitt Benckiser Group Plc	97,279	5,504,638
Rio Tinto Plc, Registered Shares	39,023	2,754,585
Tullow Oil Plc	110,407	2,218,064
WM Morrison Supermarkets Plc	573,753	2,732,994
Xstrata Plc	109,789	2,316,369
		28,218,212
United States — 8.4%
Activision Blizzard, Inc.	346,247	4,099,565
Liberty Global, Inc. (a)	36,603	1,530,005
NII Holdings, Inc. (a)	83,272	3,526,569
Veeco Instruments, Inc. (a)	45,611	1,814,862
		10,971,001
Total Long-Term Investments (Cost – $114,561,803) – 93.5%		121,966,776

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar
ZAR	South African Rand

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (b)(c)	9,865,605	$9,865,605
Total Short-Term Securities (Cost – $9,865,605) – 7.6%		9,865,605
Total Investments (Cost – $124,427,408*) – 101.1%		131,832,381
Liabilities in Excess of Other Assets – (1.1)%		(1,414,939)
Net Assets – 100.0%		$130,417,442

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$124,028,768
Gross unrealized appreciation	$11,300,510
Gross unrealized depreciation	(3,496,897)
Net unrealized appreciation	$7,803,613

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,168,986	6,696,619	9,865,605	$1,769

(c)	Represents the current yield as of report date.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Master International Portfolio

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	256,893	USD	164,307	Brown Brothers Harriman	7/29/11	$1,340
CAD	445,739	USD	473,073	Goldman Sachs & Co	7/29/11	(6,551)
EUR	388,278	USD	562,887	Citigroup Global Markets & Co	7/29/11	(4,970)
GBP	1,841,050	USD	3,022,452	Bank of New York	7/29/11	(458)
HKD	1,283,490	USD	164,744	Goldman Sachs & Co	7/29/11	(62)
SEK	2,474,980	USD	395,743	Bank of New York	7/29/11	(2,353)
USD	601,588	CHF	481,632	State Street Global Markets LLC	7/29/11	(10,357)
JPY	166,795,842	USD	2,143,387	Goldman Sachs International	8/01/11	23,214
USD	187,523	CHF	150,037	Goldman Sachs International	8/02/11	(3,109)
USD	431,240	ZAR	2,882,057	Goldman Sachs International	8/02/11	(12)
USD	107,598	CHF	86,197	State Street Global Markets LLC	8/03/11	(1,921)
Total						$(5,239)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Brazil	$1,974,288	—	—	$1,974,288
Canada	5,818,516	—	—	5,818,516
China	3,744,426	$3,296,220	—	7,040,646
Finland	—	767,831	—	767,831

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Master International Portfolio

France	—	11,834,654	—	11,834,654
Germany	—	2,481,739	—	2,481,739
Hong Kong	—	3,508,331	—	3,508,331
Italy	—	2,107,637	—	2,107,637
Japan	—	13,658,047	—	13,658,047
Netherlands	—	5,189,299	—	5,189,299
Russia	2,439,599	—	—	2,439,599
South Africa	—	2,038,468	—	2,038,468
Spain	—	3,876,863	—	3,876,863
Sweden	2,668,492	2,414,937	—	5,083,429
Switzerland	—	13,047,983	—	13,047,983
Taiwan	—	1,910,233		1,910,233
United Kingdom	—	28,218,212	—	28,218,212
United States	10,971,001	—	—	10,971,001
Short Term Securities	9,865,605	—	—	9,865,605
Total	$37,481,927	$94,350,454	—	$131,832,381

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$24,554	—	$24,554
Liabilities:
Foreign currency exchange contracts	—	(29,793)	—	(29,793)
Total	—	$(5,239)	—	$(5,239)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO OF BLACKROCK MASTER LLC	JULY 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: September 26, 2011